Note 5 - Business Disposal (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ (696)	$ (0)
Real Estate Operation in Brazil and Engineering Operation in the Middle East [Member]
Proceeds from Divestiture of Businesses	1,013
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	(696)
Discontinued Operation, Tax Effect of Discontinued Operation	2,108
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Net Taxes	$ 1,412